                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                               [ ] is a restatement.

                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond

Title: Member

Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
----------------------------------------
(Signature)

Dallas, Texas
City, State)

November  2, 2009
(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

36

Form 13F Information Table Value Total:

$418,781 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6      COLUMN 7          COLUMN 8
---------------------- ---------------- ---------- ---------- ------------------- ---------- -------------- -----------------------
                                                                                                                VOTING AUTHORITY
                            TITLE OF                  VALUE    SHRS OR   SH/ PUT/ INVESTMENT                -----------------------
    NAME OF ISSUER            CLASS        CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION OTHER MANAGERS    SOLE     SHARED NONE
---------------------- ---------------- ---------- ---------- ---------- --- ---- ---------- -------------- ----------- ------ ----
Apache Corp                   COM         37411105  4,592,000    50,000   SH         SOLE                       50,000
BP Prudhoe Bay Rty Tr     UNIT BEN INT   055630107  4,957,000    66,000   SH         SOLE                       66,000
Brigham Exploration Co        COM        109178103  4,013,000   442,000   SH         SOLE                      442,000
Contango Oil & Gas Co         COM        21075N204  7,313,000   143,000   SH         SOLE                      143,000
Copano Energy LLC          COM UNITS     217202100 48,583,000 2,669,000   SH         SOLE                    2,669,000
CREDO Pete Corp          COM PAR $0.10   225439207 18,590,000 1,837,000   SH         SOLE                    1,837,000
Crosstex Energy Inc           COM        22765Y104    416,000    79,000   SH         SOLE                       79,000
Crosstex Energy LP            COM        22765U102  1,107,000   210,000   SH         SOLE                      210,000
Eagle Rock Energy             UNIT       26985R104 11,616,000 2,701,000   SH         SOLE                    2,701,000
   Partners LP
El Paso Pipeline          COM UNIT LPI   283702108  2,434,000   117,000   SH         SOLE                      117,000
   Partners LP
Energy Transfer Equity   COM UT LTD PTN  29273V100 22,495,000   803,000   SH         SOLE                      803,000
   Unit Ltd
Energy Transfer          UNIT LTD PARTN  29273R109  7,204,000   169,000   SH         SOLE                      169,000
   Partners LP
Enterprise Products            COM       293792107  2,302,000    81,000   SH         SOLE                       81,000
   Partners, LP
Genesis Energy LP        UNIT LTD PARTN  371927104  8,701,000   541,000   SH         SOLE                      541,000
Kinder Morgan Energy    UT LTD PARTNER   494550106  1,610,000    30,000   SH         SOLE                       30,000
   Partners, LP
Legacy Reserves LP        UNIT LP INT    524707304  8,143,000   481,000   SH         SOLE                      481,000
Linn Energy LLC          UNIT LTD LIAB   536020100 39,723,000 1,735,000   SH         SOLE                    1,735,000
Magellan Midstream      COM UNIT RP LP   559080106  1,850,000    49,000   SH         SOLE                       49,000
   Partners, LP
MV Oil Trust                TR UNITS     553859109  1,720,000   102,000   SH         SOLE                      102,000
NuStar Energy, LP           UNIT COM     67058H102  7,196,000   139,000   SH         SOLE                      139,000
Nustar GP Holdings LLC      UNIT COM     67059L102  3,373,000   136,000   SH         SOLE                      136,000
Petrohawk Energy Corp         COM        716495106  1,816,000    75,000   SH         SOLE                       75,000
Plains All American      UNIT LTD PARTN  726503105 78,739,000 1,701,000   SH         SOLE                    1,701,000
   Pipeline LP
Proshares TR            PSHS ULT S&P500  74347R107  4,039,000   100,000   SH         SOLE                      100,000
Proshares TR           PSHS SHT OIL&GAS  74347R222  8,441,000   150,000   SH         SOLE                      150,000
Quicksilver Resources         COM        74837R104  1,774,000   125,000   SH         SOLE                      125,000
   Inc
Rosetta Resources Inc         COM        777779307  3,270,000   223,000   SH         SOLE                      223,000
Regency Energy            COM UNITS LP   75885Y107 70,138,000 3,577,000   SH         SOLE                    3,577,000
   Partners, LP
Sandridge Energy Inc          COM       800007P307  4,944,000   382,000   SH         SOLE                      382,000
Spectra Energy                COM        84756N109    489,000    20,000   SH         SOLE                       20,000
   Partners, LP
St Mary Ld & Expl Co          COM        792228108  6,492,000   200,000   SH         SOLE                      200,000
Sunoco Logistics           COM UNITS     86764L108    314,000     5,000   SH         SOLE                        5,000
   Partners, LP
Targa Res Partners, LP      COM UNIT     87611X105  4,026,000   215,000   SH         SOLE                      215,000
Western Gas Partners     COM UNIT LP IN  958254104 12,103,000   684,000   SH         SOLE                      684,000
   LP
Williams Partners LP      COM UNIT LP    96950F104 13,624,000   585,000   SH         SOLE                      585,000
Williams Pipeline        COM UNIT LP IN  96950K103    634,000    33,000   SH         SOLE                       33,000
   Partners LP